Events after the Reporting Period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Event After The Reporting Period

44.	EVENTS AFTER THE REPORTING PERIOD
On February 27, 2023, the Group signed a stock sale contract to acquire a 52%
stake in Daol Investment Co., Ltd. for 212.5 billion Won and, the Group changed its name to Woori Venture Partners Co., Ltd. and incorporated it as a subsidiary on March 23, 2023.